Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule Of Intangible Assets

	2019	2018

Patents and copyrights	$16,612	$18,350
Less accumulated amortization	(13,734)	(14,448)
	$2,878	$3,902

Schedule Of Future Amortization Expense

2020	$473
2021	416
2022	373
2023	329
2024	303
2025 and thereafter	984
Total	$2,878